SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended									2 Months Ended	6 Months Ended
	Nov. 12, 2020	Nov. 04, 2020	Jul. 07, 2020	Nov. 20, 2020	Nov. 19, 2020	Oct. 30, 2020	Oct. 28, 2020	Jun. 06, 2020	May 14, 2020	May 12, 2020	May 06, 2020	Mar. 25, 2020	May 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Original issue discount	$ 10,000						$ 7,500							$ 11,250
Debt conversion description	After 180 days the note may be converted into common stock of the Company at $0.04 per share or a 30% discount to the VWAC during the 20 days prior to conversion.						After 180 days the note may be converted into common stock of the Company at a 35% discount to the lowest trading price during the 20 days prior to conversion
Common stock shares issued upon conversion of debt				350,000	150,000									2,677,397
Debt instrument interest rate	10.00%						10.00%
Debt instrument maturity date	Oct. 28, 2021						Oct. 28, 2021
Convertible note	$ 138,000			$ 19,600	$ 9,000		$ 82,500
Common stock shares issued								35,715		417,000
Common stock value								$ 5,000		$ 50,000				$ 150,000	$ 0
Debt instrument converted amount														$ 150,000
Common stock shares issued for services														1,405,572
Preferred shares outstanding														740,000		0	0
Common stock shares issued														67,180,691		44,890,262	32,646,635
Series A Convertible Preferred Stock [Member]
Common stock shares issued upon conversion of debt	98,285	90,000	50,000		90,000
Debt instrument converted amount			$ 50,000
Preferred shares outstanding	551,715	650,000			461,715
Common stock shares issued	3,510,214	3,235,714			3,235,714
Interest amount converted into common stock		$ 600			$ 600
Alpha Holdings Inc [Member]
Investment, amount						$ 5,000,000
Initial investment						$ 2,500,000
Secured Note [Member]
Debt instrument interest rate											7.00%	0.07%
Debt instrument maturity date											Sep. 05, 2020	Jul. 24, 2020
Face value											$ 50,000	$ 50,000
Secured note description											The note matures on September 5, 2020 and bears interest at 7% per annum. In the event of a default the obligation increase to 150% of the outstanding balance and the interest rate increases to 12%.	The note matures on July 24, 2020 and bears interest at 7% per annum. In the event of a default the obligation increase to 150% of the outstanding balance and the interest rate increases to 12%.
Two Officers And Directors [Member]
Debt conversion converted instrument, shares issued									1,952,381
Debt instrument converted amount									$ 200,000
April and May 2020 [Member] | Four Individuals [Member]
Common stock shares issued for services													185,000
Common stock value issued for services													$ 29,900
Series A Preferred shares [Member] | April and May 2020 [Member]
Debt conversion converted instrument, shares issued													790,279
Debt instrument converted amount													$ 35,000
Expenses other													$ 3,000